Restructuring Activities 2015 Ipoh Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Restructuring charges (reversals)	$ 6.8	$ (22.9)	$ (75.0)
2015 Ipoh Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0.0
Restructuring charges (reversals)	3.1
Payments for Restructuring	(0.2)
Restructuring Reserve	2.9	0.0
Restructuring and Related Cost, Cost Incurred to Date	3.1
Restructuring and Related Cost, Expected Cost	12.8
Severance and employee benefits | 2015 Ipoh Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0.0
Restructuring charges (reversals)	3.1
Payments for Restructuring	(0.2)
Restructuring Reserve	2.9	$ 0.0
Restructuring and Related Cost, Cost Incurred to Date	3.1
Restructuring and Related Cost, Expected Cost	4.5
Contract termination | 2015 Ipoh Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost	0.6
Other | 2015 Ipoh Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost	$ 7.7